Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Total Compensation of Key Management Personnel	Key management personnel

Total compensation	2025	2024	2023
	$m	$m	$m
Short-term employment benefits	22.0	20.1	18.6
Contributions to defined contribution pension plans	0.5	0.4	0.5
Equity compensation benefits[a]	18.6	16.4	15.8
	41.1	36.9	34.9
a.As measured in accordance with IFRS 2 ‘Share-based Payment’.

Summary of Related Party Disclosures for Associates and Joint Ventures	Associates and joint ventures

	2025	2024	2023
	$m	$m	$m
Fee revenue	10	12	11
Expenses	(1)	–	–
Amounts receivable (net)	50	41	19
Amounts payable	(1)	–	(10)